RBC BlueBay Impact Bond Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class Y [Member] | RBC BlueBay Impact Bond Fund | Class Y
Prospectus [Line Items]
Annual Return [Percent]	6.01%	1.77%	6.47%	(14.31%)